Comprehensive Income and Loss	9 Months Ended
Apr. 30, 2012
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]
4.	Comprehensive Income and Loss

Comprehensive income, which includes net income and the change in the foreign currency translation account, for the three months ended April 30, 2012, was $853,204. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the three months ended April 30, 2011, was $4,041,033.

Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the nine months ended April 30, 2012, was $8,014,132. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the nine months ended April 30, 2011, was $16,126,975.